Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD SMALL/MID CAP EQUITY FUND (Prospectus Summary): | THE HARTFORD SMALL/MID CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD SMALL/MID CAP EQUITY FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD SMALL/MID CAP EQUITY FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Small/Mid Cap Equity Fund (the “Fund”).  Accordingly, as of June 4, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

The Board also approved changes to the fee structure of the Fund.  Specifically, an additional breakpoint will be added to the contractual management fee schedule for the Fund.

Accordingly, as of June 4, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

THE HARTFORD SMALL/MID CAP EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMAX
THE HARTFORD SMALL/MID CAP EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMBX
THE HARTFORD SMALL/MID CAP EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSCX
THE HARTFORD SMALL/MID CAP EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMYX
THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMRX
THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMSX
THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMTX